RELATED PARTY TRANSACTIONS (Details Narrative) $ in Millions			12 Months Ended
	Sep. 24, 2021 USD ($)	Sep. 24, 2021 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 06, 2021 USD ($)	Oct. 05, 2021 USD ($)	Sep. 24, 2021 SGD ($)
Related Party Transaction [Line Items]
Long-Term Line of Credit			$ 0.5	$ 1.2
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Dividends	$ 2.1	$ 2,900,000
Dividends Payable	1.9						$ 2,500,000
Triple Business Limited [Member]
Related Party Transaction [Line Items]
Dividends Payable	$ 0.3						$ 406,000
Ms. Bee Yin Hong [Member]
Related Party Transaction [Line Items]
Loans Payable					$ 1.8
Ms. Bee Yin Hong [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding						$ 1.1
Loans Payable					$ 0.7
Ms Hong Bee Yin [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding			1.1
Line of Credit Facility, Average Outstanding Amount			$ 0.6